Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	QUARTA-RAD, INC.
Entity Central Index Key	0001549631
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company